SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 18: SUBSEQUENT EVENTS

The following events occurred from October 1, 2022 up through the date of filing:

On October 6, 2022, the Company assigned 10% of their working interest in the Harry O’Neal 20-9 well to two related parties, pursuant to the vesting of various performance conditions in the employment contracts of Mr. May and Mr. Puchir.

On October 10, 2022, the Company entered into a settlement agreement with a Harry O’Neal working interest owner whereby they granted them a 50% working interest in the Harry O’Neal 20-9 well in exchange for a full release of claims from all prior investments.

On October 13, 2022, White River Operating LLC, an indirect subsidiary of the Company, issued a secured promissory note payable for $1,500,000, which was used for the two workover rigs purchased (total value of $1,800,000, where the Company paid a total of $300,000). The note bears interest at the lesser of (i) the prime rate published in the “Bonds, Rates and Yields” section of The Wall Street Journal plus 7.50%; and (ii) the maximum rate permitted by applicable law, and payments consist of interest and principal in the amount of $25,000 per month through October 13, 2025 when the remaining balance of principal and interest is due. Randy May and Jay Puchir executed and delivered personal guarantees in favor of the lender to secure this note.

On October 14, 2022, the Company entered into a financial planning consulting agreement in the total amount of $500,000. The payment is due upon completion of the services in the agreement, which have not yet been satisfied.

On October 24, 2022, the Company entered into a $25,000 letter of credit with Generations Bank as a condition to begin preparations for future drilling operations on its Pisgah field lease.

Beginning October 19, 2022 up through November 8, 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with accredited investors (the “Purchasers”) whereby the Purchasers agreed to purchase a total of 190.2726308 Units from the Company, with each Unit consisting of one share of a newly-designated Series C Convertible Preferred Stock (the “Series C”) and five-year Warrants to purchase up to 200% of the shares of Common Stock issuable upon conversion of the Series C (the “Warrants”), at a purchase price of $25,000 per Unit for a total purchase price of $4,756,816, of which the Company has received $4,721,816 as of November 8, 2022 (the “Offering”).The net proceeds from the Offering, after Offering expenses and related costs, will be used for working capital and general corporate purposes including oil and gas drilling on the Company’s working interests in Louisiana and Mississippi.

The terms of the securities sold in the Offering are outlined below.

Each share of Series C has a stated value of $25,000 (the “Stated Value”), and will automatically convert into shares of the Company’s Common Stock upon the earlier to occur of (i) the effectiveness of a registration statement on Form S-1 registering the sale by the holder of the shares of Common Stock issuable upon conversion of the Series C (a “Registration Statement”) and (ii) December 31, 2023, with the number of shares of Common Stock to be determined by dividing the Stated Value by the lower of (A) $1.00 and (B) 80% of the 30-day volume-weighted average price for the period commencing on the 10th trading day immediately preceding such date, subject to adjustment.

The Warrants are exercisable into 200% of the shares of Common Stock underlying the Series C contained in the Units purchased by the holder, at an initial exercise price of $1.00 per share (subject to adjustment as provided in the Warrant), beginning at the earlier to occur of (i) the effectiveness of a Registration Statement registering the sale by the holder of the shares of Common Stock underlying the Warrant, and (ii) December 31, 2023, and ending on the five-year anniversary of the SPA, or October 19, 2027.

The offer and sale of the Units and the Series C and Warrants contained therein pursuant to the SPA was not registered under the Securities Act of 1933 and was exempt from registration pursuant to Section 4(a)(2) thereof and Rule 506(b) promulgated thereunder.

Pursuant to a Registration Rights Agreement with the Purchasers, the Company has agreed to register the sale by the Purchasers of the shares of Common Stock issuable upon conversion of the Series C and exercise of the Warrants by filing a Registration Statement on Form S-1 within 30 days after the final closing of the Offering.

On October 25, 2022, the Company filed a Certificate of Designation of the Rights, Preferences and Limitations of Series C Convertible Preferred Stock (the “Series C Certificate of Designation”) with the Nevada Secretary of State. The Series C Certificate of Designation provides for the issuance of up to 1,000 shares of Series C.

White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 17: SUBSEQUENT EVENTS

Subsequent to March 31, 2022, the Company had the following transactions:

Fortium Holdings Corp. (“Fortium”) executed a Share Exchange Agreement (the “Exchange Agreement”) on July 25, 2022 and pursuant to the Exchange Agreement that day acquired 100% of the outstanding shares of capital stock of White River from Ecoark Holdings, Inc.(“Ecoark”), White River’s sole shareholder. In exchange Fortium issued Ecoark 1,200 shares of the newly designated non-voting Series A Convertible Preferred Stock (the “Series A”). The Series A will become convertible into approximately 42,253,521 shares of Fortium’s common stock upon such time as (A) Fortium has filed a Form S-1 or Form 10, or other applicable form, with the Securities and Exchange Commission (the “SEC”) and such Form S-1 or other registration statement has been declared effective, or such Form 10 or other applicable form is no longer subject to comments from the Staff of the SEC, and (B) Ecoark elects to distribute shares of the Fortium’s common stock to Ecoark’s shareholders. The Series A has a stated value of $30 million and has a liquidation preference over the common stock and any subsequent series of junior preferred stock equal to the stated value, plus any accrued but unpaid dividends.

SUPPLEMENTAL INFORMATION ON OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)

The following supplemental unaudited information regarding the Company’s oil and gas activities is presented pursuant to the disclosure requirements of ASC 932. All of the Company’s activities are in the United States. Any variances to the engineering report we have received are due to sales of wells in March 2022 that were valued in that report.

The Company has performed due diligence in addition to the determination of estimated proved producing reserves on over 20,000 acres of oil and gas mineral rights, both shallow and deep levels and identified an estimated recoverable cumulative production of 4,994,502 barrels of oil at the SEC price deck of $75.24/Bbl based on analogous and comparative proved produced production in nearby areas. This due diligence is not included in any of the amounts provided as of and for the fiscal years ended March 31, 2022 and 2021.

Results of Operations

Results of Operations	March 31, 2022	March 31, 2021

Sales	$5,038,855	$2,362,577
Lease operating costs	(6,263,875)	(9,476,002)
Depletion, accretion and impairment	(4,949,830)	(933,437)
	$(4,340,307)	$(8,046,862)

Reserve Quantity Information

The supplemental unaudited presentation of proved reserve quantities and related standardized measure of discounted future net cash flows provides estimates only and does not purport to reflect realizable values or fair market values of the Company’s reserves. The Company emphasizes that reserve estimates are inherently imprecise and that estimates of new discoveries are more imprecise than those of producing oil and gas properties. Accordingly, significant changes to these estimates can be expected as future information becomes available.

Proved reserves are those estimated reserves of crude oil (including condensate and natural gas liquids) and natural gas that geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. Proved developed reserves are those expected to be recovered through existing wells, equipment, and operating methods.

Estimated Quantities of Proved Reserves (Mbbl)

Estimated Quantities of Proved Reserves	March 31, 2022	March 31, 2021

Proved Developed, Producing	169,688	462,914
Proved Developed, Non-Producing	-	-
Total Proved Developed	169,688	462,914
Proved Undeveloped	-	-
Total Proved	169,688	462,914

WHITE RIVER HOLDINGS CORP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
MARCH 31, 2022 AND 2021

Petroleum and Natural Gas Reserves

Reserves are estimated remaining quantities of oil and natural gas and related substances, which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known resources, and under existing economic conditions, operating methods and government regulations prior to the time at which contracts providing the right to operate expire.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves and the changes in standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves were prepared in accordance with provisions of ASC 932, “Extractive Activities – Oil and Gas.” Future cash inflows as March 31, 2022 and 2021 were computed by applying the unweighted, arithmetic average of the closing price on the first day of each month for the twelve month period prior to March 31, 2022 and 2021 to estimated future production. Future production and development costs are computed by estimating the expenditures to be incurred in developing and producing the proved oil and natural gas reserves at year-end, based on year-end costs and assuming continuation of existing economic conditions.

Future income tax expenses are calculated by applying appropriate year-end tax rates to future pretax net cash flows relating to proved oil and natural gas reserves, less the tax basis of properties involved. Future income tax expenses give effect to permanent differences, tax credits and loss carry forwards relating to the proved oil and natural gas reserves. Future net cash flows are discounted at a rate of ten percent annually to derive the standardized measure of discounted future net cash flows. This calculation procedure does not necessarily result in an estimate of the fair market value of the Company’s oil and natural gas properties.

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves for the years ended March 31, 2022 and 2021 are as follows:

Standardized Measure of Discounted Future Net Cash Flow	March 31, 2022	March 31, 2021

Future gross revenue	$12,801,590	$17,838,848
Less: Future production tax expense	(594,245)	(1,181,379)
Future gross revenue after production taxes	12,207,345	16,657,469
Less: Future operating costs	(4,377,768)	(5,057,721)
Less: Ad Valorem Taxes	(147,049)	(159,814)
Less: Development costs	(373,074)	(870,357)
Future net income (loss) before taxes	7,309,454	10,569,577
10% annual discount for estimated timing of cash flows	(2,460,231)	(3,346,198)
Standardized measure of discounted future net cash flows (PV10)	$4,849,223	$7,223,379

Changes in Standardized Measure of Discounted Future Net Cash Flows

The changes in the standardized measure of future net cash flows relating to proved oil and natural gas reserves for the years ended March 31, 2022 and 2021 are as follows:

Change in Standardized Measure of Discounted Future Net Cash Flow	March 31, 2022	March 31, 2021

Balance - beginning	$7,223,379	$(88,308)
Net changes in prices and production costs	563,842	(3,959,920)
Net changes in future development costs	144,227	(391,731)
Sales of oil and gas produced, net	2,027,237	(1,479,927)
Extensions, discoveries and improved recovery	-	-
Purchases of reserves	2,113,917	13,054,957
Sales of reserves	-	-
Revisions of previous quantity estimates	(7,223,379)	88,308
Previously estimated development costs incurred	-	-
Net change income taxes	-	-
Accretion of discount	-	-
Balance - ending	$4,849,223	$7,223,379

In accordance with SEC requirements, the pricing used in the Company’s standardized measure of future net revenues in based on the twelve-month unweighted arithmetic average of the first day of the month price for the period April through March for each period presented and adjusted by lease for transportation fees and regional price differentials. The use of SEC pricing rules may not be indicative of actual prices realized by the Company in the future.